Related Party Balances and Transactions - Loan (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 12, 2018 USD ($) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Loan to related party		¥ 66,166	¥ 50,000
Nio Capital
Related Party Transaction [Line Items]
Loan to related party		¥ 66,166
Number of loans | item	2
Aggregate principal amount of notes | $	$ 5,000
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.
Related Party Transaction [Line Items]
Loan to related party			¥ 50,000